Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000000691 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[1]
C000000691 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[1]
C000000691 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[1]
C000000691 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000000691 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[1]
C000000691 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000000691 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
C000000691 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000000691 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
C000000691 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[1]
C000000691 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000691 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000000691 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000000691 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000691 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000691 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000691 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000691 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000000691 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000691 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000691 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000691 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021943 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[2]
C000021943 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[2]
C000021943 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[2]
C000021943 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[2]
C000021943 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[2]
C000021943 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%	[2]
C000021943 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[2]
C000021943 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[2]
C000021943 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[2]
C000021943 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[2]
C000021943 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021943 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000021943 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000021943 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021943 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021943 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021943 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021943 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000021943 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000021943 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021943 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000120713 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[3]
C000120713 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[3]
C000120713 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[3]
C000120713 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[3]
C000120713 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[3]
C000120713 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%	[3]
C000120713 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[3]
C000120713 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[3]
C000120713 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[3]
C000120713 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[3]
C000120713 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000120713 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000120713 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000120713 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120713 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000120713 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000120713 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000120713 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000120713 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000120713 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120713 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000680 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[4]
C000000680 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[4]
C000000680 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[4]
C000000680 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[4]
C000000680 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[4]
C000000680 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%	[4]
C000000680 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[4]
C000000680 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[4]
C000000680 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[4]
C000000680 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[4]
C000000680 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000680 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000000680 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000680 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000680 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000680 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000680 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000680 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000680 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000000680 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000680 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081511 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[5]
C000081511 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[5]
C000081511 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[5]
C000081511 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[5]
C000081511 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[5]
C000081511 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%	[5]
C000081511 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[5]
C000081511 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[5]
C000081511 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[5]
C000081511 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[5]
C000081511 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081511 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000081511 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000081511 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081511 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000081511 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000081511 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000081511 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000081511 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000081511 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000081511 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000679 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[6]
C000000679 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[6]
C000000679 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[6]
C000000679 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[6]
C000000679 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[6]
C000000679 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%	[6]
C000000679 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[6]
C000000679 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[6]
C000000679 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[6]
C000000679 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[6]
C000000679 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000679 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000000679 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000679 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000679 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000679 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000679 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000679 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000679 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000000679 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000679 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069441 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[7]
C000069441 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[7]
C000069441 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[7]
C000069441 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[7]
C000069441 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[7]
C000069441 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%	[7]
C000069441 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[7]
C000069441 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[7]
C000069441 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[7]
C000069441 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[7]
C000069441 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069441 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000069441 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000069441 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069441 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069441 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000069441 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000069441 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000069441 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000069441 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069441 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000677 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[8]
C000000677 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[8]
C000000677 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[8]
C000000677 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[8]
C000000677 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[8]
C000000677 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%	[8]
C000000677 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[8]
C000000677 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[8]
C000000677 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[8]
C000000677 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[8]
C000000677 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000677 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000000677 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000677 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000677 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000677 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000677 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000677 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000677 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000000677 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000677 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000188847 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[9]
C000188847 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[9]
C000188847 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%	[9]
C000188847 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[9]
C000188847 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[9]
C000188847 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[9]
C000188847 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[9]
C000188847 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[9]
C000188847 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[9]
C000188847 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[9]
C000188847 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000188847 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000188847 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000188847 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000188847 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000188847 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000188847 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000188847 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069444 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[10]
C000069444 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[10]
C000069444 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%	[10]
C000069444 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[10]
C000069444 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[10]
C000069444 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[10]
C000069444 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[10]
C000069444 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[10]
C000069444 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[10]
C000069444 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[10]
C000069444 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000069444 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000069444 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000069444 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000069444 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000069444 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000069444 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069444 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069445 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[11]
C000069445 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[11]
C000069445 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%	[11]
C000069445 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[11]
C000069445 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[11]
C000069445 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[11]
C000069445 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[11]
C000069445 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[11]
C000069445 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[11]
C000069445 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[11]
C000069445 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000069445 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000069445 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000069445 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000069445 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000069445 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000069445 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069445 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000063683 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[12]
C000063683 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[12]
C000063683 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%	[12]
C000063683 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[12]
C000063683 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[12]
C000063683 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[12]
C000063683 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[12]
C000063683 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[12]
C000063683 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[12]
C000063683 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[12]
C000063683 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000063683 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000063683 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000063683 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000063683 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000063683 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000063683 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000063683 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000063685 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[13]
C000063685 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[13]
C000063685 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%	[13]
C000063685 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[13]
C000063685 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[13]
C000063685 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[13]
C000063685 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[13]
C000063685 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[13]
C000063685 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[13]
C000063685 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[13]
C000063685 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000063685 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000063685 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000063685 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000063685 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000063685 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000063685 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000063685 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000063686 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[14]
C000063686 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[14]
C000063686 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%	[14]
C000063686 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[14]
C000063686 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[14]
C000063686 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[14]
C000063686 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[14]
C000063686 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[14]
C000063686 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[14]
C000063686 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[14]
C000063686 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000063686 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000063686 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000063686 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000063686 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000063686 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000063686 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000063686 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081512 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[15]
C000081512 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[15]
C000081512 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%	[15]
C000081512 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[15]
C000081512 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[15]
C000081512 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[15]
C000081512 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[15]
C000081512 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[15]
C000081512 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[15]
C000081512 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[15]
C000081512 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000081512 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000081512 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000081512 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000081512 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000081512 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000081512 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000081512 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000693 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[16]
C000000693 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[16]
C000000693 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[16]
C000000693 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000000693 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[16]
C000000693 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[16]
C000000693 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[16]
C000000693 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[16]
C000000693 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[16]
C000000693 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[16]
C000000693 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000693 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000000693 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000000693 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000693 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000693 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000693 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000693 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000000693 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000693 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000693 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000693 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029594 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[17]
C000029594 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[17]
C000029594 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[17]
C000029594 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[17]
C000029594 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[17]
C000029594 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[17]
C000029594 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[17]
C000029594 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[17]
C000029594 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[17]
C000029594 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[17]
C000029594 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000029594 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000029594 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000029594 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029594 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029594 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000029594 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000029594 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000029594 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029594 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029594 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029594 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069443 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[18]
C000069443 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[18]
C000069443 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[18]
C000069443 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[18]
C000069443 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[18]
C000069443 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[18]
C000069443 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[18]
C000069443 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[18]
C000069443 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[18]
C000069443 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[18]
C000069443 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000069443 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000069443 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000069443 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000069443 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069443 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000069443 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000069443 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000069443 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000069443 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069443 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069443 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029595 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[19]
C000029595 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[19]
C000029595 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[19]
C000029595 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[19]
C000029595 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[19]
C000029595 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[19]
C000029595 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[19]
C000029595 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[19]
C000029595 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[19]
C000029595 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[19]
C000029595 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000029595 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000029595 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000029595 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029595 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029595 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000029595 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000029595 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000029595 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029595 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029595 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029595 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021945 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[20]
C000021945 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[20]
C000021945 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[20]
C000021945 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[20]
C000021945 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[20]
C000021945 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[20]
C000021945 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[20]
C000021945 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[20]
C000021945 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[20]
C000021945 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[20]
C000021945 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021945 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000021945 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000021945 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021945 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021945 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021945 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000021945 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000021945 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021945 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021945 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021945 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000120714 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[21]
C000120714 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[21]
C000120714 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[21]
C000120714 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[21]
C000120714 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[21]
C000120714 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[21]
C000120714 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[21]
C000120714 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[21]
C000120714 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[21]
C000120714 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[21]
C000120714 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000120714 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000120714 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000120714 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000120714 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120714 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000120714 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000120714 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000120714 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000120714 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120714 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120714 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209276 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[22]
C000209276 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[22]
C000209276 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[22]
C000209276 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[22]
C000209276 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[22]
C000209276 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[22]
C000209276 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[22]
C000209276 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[22]
C000209276 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[22]
C000209276 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[22]
C000209276 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209276 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209276 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209276 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209276 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209276 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209276 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209276 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209276 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000209276 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209276 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209276 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209268 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[23]
C000209268 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[23]
C000209268 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[23]
C000209268 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[23]
C000209268 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[23]
C000209268 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[23]
C000209268 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[23]
C000209268 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[23]
C000209268 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[23]
C000209268 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[23]
C000209268 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209268 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209268 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209268 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209268 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209268 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209268 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209268 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209268 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000209268 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209268 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209268 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209270 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[24]
C000209270 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[24]
C000209270 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[24]
C000209270 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[24]
C000209270 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[24]
C000209270 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[24]
C000209270 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[24]
C000209270 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[24]
C000209270 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[24]
C000209270 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[24]
C000209270 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209270 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209270 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209270 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209270 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209270 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209270 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209270 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209270 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000209270 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209270 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209270 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209271 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[25]
C000209271 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[25]
C000209271 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[25]
C000209271 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[25]
C000209271 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[25]
C000209271 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[25]
C000209271 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[25]
C000209271 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[25]
C000209271 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[25]
C000209271 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[25]
C000209271 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209271 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209271 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209271 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209271 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209271 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209271 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209271 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209271 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000209271 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209271 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209271 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209272 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[26]
C000209272 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[26]
C000209272 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[26]
C000209272 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[26]
C000209272 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[26]
C000209272 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[26]
C000209272 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[26]
C000209272 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[26]
C000209272 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[26]
C000209272 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[26]
C000209272 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209272 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209272 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209272 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209272 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209272 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209272 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000209272 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209272 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209272 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209273 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[27]
C000209273 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[27]
C000209273 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[27]
C000209273 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[27]
C000209273 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[27]
C000209273 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[27]
C000209273 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[27]
C000209273 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[27]
C000209273 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[27]
C000209273 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[27]
C000209273 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209273 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209273 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209273 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209273 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209273 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209273 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209273 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209273 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000209273 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209273 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209273 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209248 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[28]
C000209248 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[28]
C000209248 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%	[28]
C000209248 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[28]
C000209248 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[28]
C000209248 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[28]
C000209248 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[28]
C000209248 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[28]
C000209248 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[28]
C000209248 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[28]
C000209248 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209248 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000209248 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209248 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209248 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209248 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209248 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209248 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209248 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000209248 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209248 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209248 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209247 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[29]
C000209247 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[29]
C000209247 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%	[29]
C000209247 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[29]
C000209247 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[29]
C000209247 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[29]
C000209247 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[29]
C000209247 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[29]
C000209247 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[29]
C000209247 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[29]
C000209247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000209247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209247 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209247 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000209247 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209247 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209243 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[30]
C000209243 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[30]
C000209243 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%	[30]
C000209243 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[30]
C000209243 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[30]
C000209243 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[30]
C000209243 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[30]
C000209243 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[30]
C000209243 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[30]
C000209243 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[30]
C000209243 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000209243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000209243 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209243 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209243 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209246 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[31]
C000209246 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[31]
C000209246 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%	[31]
C000209246 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[31]
C000209246 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[31]
C000209246 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[31]
C000209246 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[31]
C000209246 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[31]
C000209246 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[31]
C000209246 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[31]
C000209246 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209246 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000209246 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209246 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209246 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209246 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209246 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209246 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209246 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000209246 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209246 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209246 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209245 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[32]
C000209245 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[32]
C000209245 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%	[32]
C000209245 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[32]
C000209245 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[32]
C000209245 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[32]
C000209245 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[32]
C000209245 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[32]
C000209245 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[32]
C000209245 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[32]
C000209245 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209245 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000209245 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209245 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209245 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209245 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209245 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209245 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209245 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000209245 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209245 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209245 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209244 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[33]
C000209244 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[33]
C000209244 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%	[33]
C000209244 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[33]
C000209244 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[33]
C000209244 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[33]
C000209244 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[33]
C000209244 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[33]
C000209244 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[33]
C000209244 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[33]
C000209244 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209244 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000209244 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209244 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209244 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209244 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209244 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209244 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209244 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000209244 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209244 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209244 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209264 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[34]
C000209264 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%	[34]
C000209264 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%	[34]
C000209264 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[34]
C000209264 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[34]
C000209264 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[34]
C000209264 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[34]
C000209264 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[34]
C000209264 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[34]
C000209264 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[34]
C000209264 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209264 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000209264 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000209264 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209264 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209264 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209264 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209264 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209264 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000209264 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209264 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209264 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209260 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[35]
C000209260 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%	[35]
C000209260 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%	[35]
C000209260 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[35]
C000209260 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[35]
C000209260 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[35]
C000209260 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[35]
C000209260 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[35]
C000209260 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[35]
C000209260 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[35]
C000209260 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209260 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000209260 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000209260 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209260 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209260 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209260 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209260 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209260 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000209260 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209260 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209260 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209258 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[36]
C000209258 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%	[36]
C000209258 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%	[36]
C000209258 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[36]
C000209258 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[36]
C000209258 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[36]
C000209258 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[36]
C000209258 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[36]
C000209258 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[36]
C000209258 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[36]
C000209258 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209258 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000209258 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000209258 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209258 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209258 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209258 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209258 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209258 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000209258 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209258 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209258 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209256 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[37]
C000209256 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%	[37]
C000209256 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%	[37]
C000209256 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[37]
C000209256 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[37]
C000209256 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[37]
C000209256 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[37]
C000209256 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[37]
C000209256 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[37]
C000209256 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[37]
C000209256 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209256 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000209256 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000209256 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209256 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209256 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209256 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209256 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209256 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000209256 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209256 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209256 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209253 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[38]
C000209253 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%	[38]
C000209253 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%	[38]
C000209253 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[38]
C000209253 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[38]
C000209253 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[38]
C000209253 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[38]
C000209253 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[38]
C000209253 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[38]
C000209253 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[38]
C000209253 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209253 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000209253 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000209253 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209253 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209253 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209253 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209253 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209253 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000209253 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209253 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209253 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209266 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[39]
C000209266 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%	[39]
C000209266 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%	[39]
C000209266 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[39]
C000209266 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[39]
C000209266 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[39]
C000209266 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[39]
C000209266 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[39]
C000209266 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[39]
C000209266 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[39]
C000209266 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209266 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000209266 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000209266 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209266 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209266 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209266 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209266 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209266 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000209266 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209266 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209266 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.